Employee benefits - Fair value of plan assets (Details) - CAD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Disclosure of fair value of plan assets [line items]
Quoted equities	$ 260,103	$ 205,130
Quoted bonds	158,739	139,584
Cash	3,191	5,642
Other	307,995	261,755
Plan assets	730,028	612,111
U.K.
Disclosure of fair value of plan assets [line items]
Quoted equities	260,103	205,130
Quoted bonds	158,739	139,584
Cash	3,123	5,566
Other	220,573	185,946
Plan assets	642,538	536,226
Germany
Disclosure of fair value of plan assets [line items]
Quoted equities	0	0
Quoted bonds	0	0
Cash	0	0
Other	12,599	11,747
Plan assets	12,599	11,747
Other
Disclosure of fair value of plan assets [line items]
Quoted equities	0	0
Quoted bonds	0	0
Cash	68	76
Other	74,823	64,062
Plan assets	$ 74,891	$ 64,138